LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Long-term prepayments	$ 36,989	$ 2,562
Loan to employees	3,940	6,512
Loan receivable	32,661	32,069
Prepayment for land use right		209,865
Other non-current assets	11,685	16,396
Long-term prepayments and other non-current assets	$ 85,275	$ 267,404